RESTRICTED CASH	9 Months Ended
Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH
RESTRICTED CASH

(a)	Short-term restricted cash
As at September 30, 2017, the Company had no short-term restricted cash. As at December 31, 2016, the Company had $92.0 million held by the Government of Quebec to guarantee the asset retirement obligation related to the Doyon mine. The Company replaced the cash collateral, pursuant to arrangements with international insurance companies, with uncollateralized surety bonds, as prescribed by Quebec Government regulations. As at September 30, 2017, C$123.6 million (September 30, 2017 - $98.8 million; December 31, 2016 - $nil) of uncollateralized surety bonds were outstanding to guarantee the asset retirement obligation related to the Doyon mine (note 17(c)).

(b)	Long-term restricted cash
The Company had long-term restricted cash of $19.7 million and $5.0 million as at September 30, 2017 (December 31, 2016 - $13.7 million and $5.0 million) for the guarantee of the asset retirement obligations related to Essakane and Rosebel, respectively.